Note 27 - Discontinued Operations Components of Revenues, Earnings (Loss) From Discontinued Operations, Net of Income Taxes, and Gain on Sale (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended																4 Months Ended	8 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014	[1]	Sep. 30, 2014	[1]	Jun. 30, 2014	[1]	Mar. 31, 2014	[1]	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Components Of Revenues Earnings Loss From Discontinued Operations Net Of Income Taxes And Gain On Sale [Line Items]
Total revenues from discontinued operations																		$ 78		$ 1	$ 61
(Provision) benefit for income taxes related to discontinued operations																		(2)		(3)	(5)
Earnings (loss) from discontinued operations, net of income taxes		$ (7)		$ (15)		$ (8)		$ (17)		$ (14)		$ (29)		$ (17)		$ 1		4		(8)	4
Predecessor [Member]
Components Of Revenues Earnings Loss From Discontinued Operations Net Of Income Taxes And Gain On Sale [Line Items]
Total revenues from discontinued operations																			$ 761
Pre-tax (loss) earnings from Personalized and Document Imaging	$ (163)
(Provision) benefit for income taxes related to discontinued operations																			96
Earnings (loss) from discontinued operations, net of income taxes																			(135)
Personalized and Document Imaging Segment [Member]
Components Of Revenues Earnings Loss From Discontinued Operations Net Of Income Taxes And Gain On Sale [Line Items]
Pre-tax (loss) earnings from Personalized and Document Imaging																				5
Personalized and Document Imaging Segment [Member] | Successor [Member]
Components Of Revenues Earnings Loss From Discontinued Operations Net Of Income Taxes And Gain On Sale [Line Items]
Total revenues from discontinued operations																		77		1	61
Pre-tax (loss) earnings from Personalized and Document Imaging																		5		$ (5)	$ 9
Personalized and Document Imaging Segment [Member] | Predecessor [Member]
Components Of Revenues Earnings Loss From Discontinued Operations Net Of Income Taxes And Gain On Sale [Line Items]
Total revenues from discontinued operations																			738
Pre-tax (loss) earnings from Personalized and Document Imaging																			(217)
Other Discontinued Operations [Member] | Successor [Member]
Components Of Revenues Earnings Loss From Discontinued Operations Net Of Income Taxes And Gain On Sale [Line Items]
Total revenues from discontinued operations																		1
Pre-tax (loss) earnings from Personalized and Document Imaging																		$ 1
Other Discontinued Operations [Member] | Predecessor [Member]
Components Of Revenues Earnings Loss From Discontinued Operations Net Of Income Taxes And Gain On Sale [Line Items]
Total revenues from discontinued operations																			23
Pre-tax (loss) earnings from Personalized and Document Imaging																			$ (14)

[1]	Refer to Note 27, “Discontinued Operations”, in the Notes to Financial Statements for a discussion regarding discontinued operations.